Transactions with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Due from related parties	$ 30,036	$ 27,864
Vessels, net (Note 6)	792,267	755,332
Due to related parties - current	(9,497)	(5,796)
Due to related parties - non-current (Note 12)	(87,136)	(66,690)
Accrued liabilities	(9,295)	(3,387)	$ (4,758)
Related parties
Due from related parties	30,036	27,864
Vessels, net (Note 6)	217,429	170,871
Due to related parties - current	(9,497)	(5,796)
Due to related parties - non-current (Note 12)	(87,136)	(66,690)
Accrued liabilities	$ (325)	$ (304)